Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of stock option transactions and related information

A summary of stock option transactions and related information for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	819,928	$29.11
Granted	385,600	$47.35
Exercised	(106,255)	$25.52
Forfeited	(15,500)	$39.52

Outstanding at December 31, 2012	1,083,773	$35.81	7.6	$2,378

Exercisable at December 31, 2012	202,955	$26.26	7.5	$2,383

Assumptions used under Black-Scholes option pricing model

Fair value of the shares that are accounted for under ASC 718 was estimated at the date of the grant using the Black-Scholes option pricing model and the following assumptions were used for the 2010, 2011 and 2012 grants:

	2010	2011	2012
Expected volatility	40.00%	45.83%	53.6% - 58.74%
Dividend yield	0.00%	0.00%	0.00%
Expected option life—years	6.25	6.0	5.0 - 6.25
Risk-free rate	3.40%	1.9% - 2.9%	1.0% - 1.6%

Summary of restricted common shares

A summary of restricted common shares and units transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Common Shares and Units	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	648,113	$27.00
Granted	115,732	$41.93
Vested	(218,811)	$26.20
Forfeited	(8,810)	$38.18

Non-vested at December 31, 2012	536,224	$30.37

Summary of restricted preferred stock transactions

A summary of restricted preferred stock transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Preferred Stock	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	27,083	$127.77
Granted	—	$—
Vested	(11,451)	$127.77
Forfeited	—	$—

Non-vested at December 31, 2012	15,632	$127.77